Performance Management	Aug. 31, 2026
EMERALD GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced investment operations on June 8, 2026. Substantially all of the assets of Predecessor Fund were transferred to the Fund in the Reorganization, as of the close of business on June 5, 2026. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially the same as the Predecessor Fund.

The bar chart below illustrates the performance of the Predecessor Fund’s Class A Shares, which will differ from other Classes of shares to the extent that the other classes do not have the same expenses and inception dates. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Updated performance information, current through the most recent month end is available by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Annual Returns (Years Ended December 31) - Class A Shares
Bar Chart Closing [Text Block]
Best Quarter - June 30, 2020	32.13%
Worst Quarter - March 31, 2020	-24.26%
The Fund’s Class A share year-to-date return as of June 30, 2026 (excluding sales load) was 38.03%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or individual retirement accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A Shares of the Predecessor Fund.
Performance Availability Phone [Text]	1-855-828-9909
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	38.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
F/m Emerald Special Situations ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Effective as of the close of business October 3, 2025, the Fund acquired all the assets and liabilities (the “Reorganization”) of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Returns shown prior to October 6, 2025 were generated under the management of the Predecessor Fund’s investment adviser, which is the Sub-Adviser to the Fund. Although the Fund is the successor to the Predecessor Fund following the Reorganization, the Fund’s investment strategy differs materially from that of the Predecessor Fund such that the historical performance of the Predecessor Fund is not representative of the performance investors should reasonably expect from the Fund.

The bar chart below illustrates the performance of the Fund and the Class A Shares of the Predecessor Fund, for the applicable periods. The bar chart figures do not include any applicable sales charges that an investor may have paid when they bought or sold Class A Shares of the Predecessor Fund for the period prior to October 6, 2025. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year during the periods indicated and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.emeraldetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year during the periods indicated and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may have paid when they bought or sold Class A Shares of the Predecessor Fund for the period prior to October 6, 2025. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Annual Total Returns for the Calendar Years Ended December 31:
Bar Chart Closing [Text Block]

The Fund's year-to-date return through June 30, 2026 was 34.60%. During the periods shown in the bar chart, the Predecessor Fund’s highest return for a quarter was 35.17% during the quarter ended June 30, 2020 and the lowest return for a quarter was -23.71% during the quarter ended June 30, 2022.

Performance Table Heading	Average Annual Total Returns For the Calendar Years Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.emeraldetfs.com
F/m Emerald Special Situations ETF | F/m Emerald Special Situations ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	34.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022